Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Schedule of property and equipment, net

	As of
	December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Computer and transmission equipment	19,521,668	22,569,837	3,272,319
Furniture and office equipment	2,781,360	2,820,000	408,862
Leasehold improvements	22,803,702	23,707,764	3,437,302
Motor vehicles	816,103	816,103	118,324
Total property and equipment	45,922,833	49,913,704	7,236,807
Accumulated depreciation	(39,734,571)	(44,052,344)	(6,386,990)
Property and equipment, net	6,188,262	5,861,360	849,817